Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
11.     Stock-Based Compensation
2014 Equity Incentive Plan –
In March 2014, our board of directors and stockholders approved the 2014 Equity Incentive Plan, or 2014 Plan, under which 11,109,000 shares of common stock were reserved for the granting of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code, or IRS, non-statutory
stock options, stock appreciation rights, restricted stock awards, restricted stock units and performance awards to employees, directors and consultants. The maximum term of awards granted under the 2014 Plan is ten years. Recipients of stock awards are eligible to purchase shares of our common stock at an exercise price equal to no less than the estimated fair market value of such stock on the date of grant. As of December 31, 2020, there were approximately 1.1 million vested and exercisable options outstanding under the 2014 Plan, and there were no additional shares available for future grants.
2015 Equity Incentive Plan –
In July 2015, our board of directors adopted and our stockholders approved the 2015 Equity Incentive Plan, or 2015 Plan. The 2015 Plan, as amended, permits the grant of incentive stock options to our employees, and for the grant of non-statutory
stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to our employees, directors and consultants. The 2015 Plan is the only equity plan of the company available for future grant of equity awards to employees, directors and consultants of the company. In April 2019 our board of directors adopted, and in June 2019 our stockholders approved, a first amendment to 2015 Plan to reserve a further 3,000,000 shares of common stock for issuance pursuant to the 2015 Plan. In March 2020, our board of directors adopted, and in June 2020 our stockholders approved, a second amendment to 2015 Plan to reserve a further 3,000,000 shares of common stock for issuance pursuant to the 2015 Plan. As of December 31, 2020, a total of approximately 10.2 million shares of common stock were reserved for issuance pursuant to the 2015 Plan and a total of approximately 7.2 million shares were available for future grant. In addition, the number of shares reserved for future grant under the 2015 Plan includes shares subject to stock options granted under the 2014 Plan that expire or terminate without having been exercised in full and shares issued pursuant to awards granted under the 2014 Plan that are forfeited to or repurchased by us (provided that the maximum number of shares that may be added to the 2015 Plan pursuant to this provision is approximately 1.1 million shares as of December 31, 2020).
Stock-Based Compensation
The following table presents all stock-based compensation as included on the combined consolidated statements of operations (in thousands):

	For the Year Ended December 31,
	2020	2019
Stock-based compensation expense:
Employee stock options	1,426	2,053
Employee and Non-employee RSUs	761	1,368

	$2,187	$3,421

Stock-based compensation expense in operating expenses:
Research and development	$261	$1,288
Selling, general and administrative	1,926	2,133

	$2,187	$3,421

Stock Options
The following table summarizes stock option activity and related information under all equity incentive plans for the years ended December 31, 2020 and 2019:

	Number of Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2018	8,363,045	$6.54	$11,998	3.9
Options exercised	(1,993,688)	$2.06
Options forfeited	(41,341)	$7.64
Options expired	(247,533)	$1.60

Outstanding as of December 31, 2019	6,080,483	$8.24	$14,458	5.3
Options granted	400,000	$6.21
Options exercised	(1,272,273)	$1.89
Options forfeited	(211,926)	$2.23

Outstanding as of December 31, 2020	4,996,284	$9.96	$29,746	4.7

Vested and Exercisable as of December 31, 2020	4,345,497	$10.70	$24,333	4.1

As of December 31, 2020, the unrecognized compensation cost related to outstanding stock options was $1.3 million, which is expected to be recognized over a remaining weighted-average period of 0.9 years.
The total intrinsic value of stock options exercised during the years ended December 31, 2020 and 2019 was $12.7 million and $0.2 million, respectively.
Cash proceeds received from stock option exercises during the years ended December 31, 2020 and 2019 was $1.2 million and $4.1 million, respectively.
As of December 31, 2019, a total of 3,973,614 vested and exercisable shares were outstanding.

The following table provides a summary of options outstanding and vested as of December 31, 2020:

Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Number Exercisable	Weighted- Average Remaining Contractual Life (in years)
$0.4213	512,036	3.9	512,036	3.9
$0.78	49,549	2.6	49,549	2.6
$1.7554	288,404	4.0	288,404	4.0
$1.9984	262,120	4.1	262,120	4.1
$2.18	1,842	5.5	1,842	5.5
$2.87	982	5.7	880	6.4
$3.07	600,000	7.7	349,998	7.7
$3.4-$3.98	1,163,543	3.0	1,163,543	3.0
$4.54	255,806	0.3	255,806	0.3
$6.21	400,000	9.4	—	—
$8.19	6,552	5.7	5,869	5.7
$25.00	1,455,450	4.6	1,455,450	4.6

	4,996,284	4.7	4,345,497	4.1

We may grant stock options to both employees and directors of the company and to employees of related parties that provide shared services to the company under our shared services agreement with NantWorks, as discussed in Note 9,
Related Party Agreements
. The fair value of each stock option issued was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2020	2019
Expected term (in years)	5.5	N/A
Risk-free interest rate	0.4%	N/A
Expected volatility	96.8%	N/A
Dividend yield	0.0%	N/A
Weighted-average grant date fair value	$4.64	N/A
The expected term was estimated using the average of the contractual term and the weighted-average vesting term of the options. The risk-free interest rate was based on the U.S. Treasury’s rates for U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the award being valued. For grants issued during 2020, the expected volatility was estimated based on the historical volatility of our common stock. For grants issued during 2018, the expected volatility was based on a weighted-average calculation of our common stock together with a peer group of comparable companies whose share prices are publicly available. The assumed dividend yield was based on our expectation of not paying dividends in the foreseeable future. There were no grants issued during 2019.
Restricted Stock Units
The following table summarizes the restricted stock units, or RSUs, activity under the 2015 Plan:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance as of December 31, 2018	875,589	$6.70
Granted	749,793	$1.12
Vested	(401,193)	$8.82
Forfeited/canceled	(83,225)	$7.29

Unvested balance as of December 31, 2019	1,140,964	$2.24
Granted	33,500	$6.43
Vested	(649,872)	$2.05
Forfeited/canceled	(57,750)	$4.47

Unvested balance as of December 31, 2020	466,842	$2.52

We may grant RSUs to both employees and directors of the company and to employees of related parties that provide shared services to the company under our shared services agreement with NantWorks as discussed in Note 9,
Related Party Agreements
. There were no grants made to
non-employees
during the years ended December 31, 2020 and 2019.
As of December 31, 2020, there was $
0.6
 million of unrecognized stock-based compensation expense related to RSUs that is expected to be recognized over a weighted-average period of
1.8 years
. Of that amount, $
0.6
 million of unrecognized expense is related to employee grants with a remaining weighted-average period of 1.9 years and $
6,400
 of unrecognized expense is related to
non-employee
grants with a remaining weighted-average period of 0.2 years.
Warrants
The following table summarizes our warrant activity:

Outstanding as of December 31, 2018	21,302,049
Warrants exercised	(19,664,049)

Outstanding as of December 31, 2019	1,638,000
Warrants exercised	—

Outstanding as of December 31, 2020	1,638,000

During the three months ended March 31, 2019, we recognized proceeds of $35.2 million upon the exercise of warrants by our Chairman and CEO.